THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 43.6%
	Face Amount	Value
U.S. Treasury Bills
0.04%, 11/26/2021 (a)	$50,000,000	$49,996,986
0.04%, 12/16/2021 (a)	50,000,000	49,996,807
0.05%, 3/31/2022 (a)	40,000,000	39,989,441

Total U.S. Treasury Obligations
(Cost $139,982,635)		139,983,234

COMMON STOCK — 40.7%
	Shares	Value
Belgium — 1.6%
Anheuser-Busch InBev	86,660	4,896,824
Azelis Group *	7,522	236,996

		5,133,820

China — 5.1%
Alibaba Group Holding ADR *	20,865	3,089,063
Budweiser Brewing APAC	1,088,900	2,758,458
China Construction Bank, Cl H	2,006,000	1,428,630
Industrial & Commercial Bank of China, Cl H	12,595,000	6,981,716
Tencent Holdings ADR	34,158	2,041,624

		16,299,491

Germany — 13.0%
Brenntag	76,244	7,098,288
Deutsche Boerse	27,824	4,516,507
Fresenius & KGaA	184,885	8,857,693
HeidelbergCement	41,327	3,086,326
Infineon Technologies	54,051	2,218,164
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	25,097	6,845,386
Puma	36,423	4,050,806
Siemens	31,386	5,130,789

		41,803,959

India — 3.6%
HDFC Bank ADR	52,112	3,808,866
ICICI Bank ADR	405,634	7,654,314

		11,463,180

Ireland — 0.2%
CRH ADR	15,137	707,503

Italy — 2.8%
Intesa Sanpaolo	584,457	1,657,418
Stellantis	386,173	7,387,999

		9,045,417

Japan — 3.1%
FANUC	18,300	3,996,626
Nintendo	8,300	4,012,862

1

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Value
Sony Group ADR	16,126	$1,783,213

		9,792,701

Netherlands — 1.0%
ASM International	2,835	1,107,768
Heineken	21,345	2,225,821

		3,333,589

Sweden — 0.2%
AAK	35,381	763,451

Switzerland — 2.3%
Holcim	121,644	5,875,030
Nestle	13,134	1,583,877

		7,458,907

Taiwan — 1.3%
Taiwan Semiconductor Manufacturing ADR	38,075	4,251,074

United Kingdom — 4.1%
AstraZeneca ADR	19,277	1,157,777
Coca-Cola Europacific Partners	87,049	4,812,939
Linde	24,114	7,116,206

		13,086,922

United States — 2.4%
Health Care — 2.4%
Medtronic	62,311	7,810,684

Total Common Stock
(Cost $121,048,486)		130,950,698

EXCHANGE-TRADED FUNDS — 2.3%
	Shares	Value
United States — 2.3%
iShares MSCI Emerging Markets	55,152	2,778,558
iShares MSCI Japan	67,758	4,759,999

Total Exchange-Traded Funds
(Cost $8,024,767)		7,538,557

2

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

RIGHTS* — 0.0%
	Number of Rights	Value
Veolia Environnement	61,436	$51,096

Total Rights
(Cost $–)		51,096

Total Investments - 86.6%		$278,523,585

(Cost $269,055,888)
Other Assets & Liabilities, Net - 13.4%		$42,922,007

Net Assets - 100.0%		$321,445,592

The open futures contracts held by the Fund at September 30, 2021, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE Index	88	Dec-2021	$10,443,211	$9,974,800	$(468,411)
MSCI Emerging Markets	98	Dec-2021	6,327,159	6,103,440	(223,719)
S&P TSX 60 Index	3	Dec-2021	580,652	566,367	(14,285)

			$17,351,022	$16,644,607	$(706,415)

The open OTC swap contracts held by the Fund at September 30, 2021, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase	Accor SA	AC FP EQUITY	1-Month LIBOR	Annually	02/08/2023	EUR	(1,309,719)	$(41,023)	$–	$(41,023)
Goldman Sachs	Air Liquide SA	AI FP EQUITY	1-Month LIBOR	Annually	12/19/2022	EUR	(617,748)	25,732	–	25,732
Goldman Sachs	Air Liquide SA	AI FP EQUITY	1-Month LIBOR	Annually	12/19/2022	EUR	(1,242,160)	44,708	–	44,708
Goldman Sachs	Air Liquide SA	AI FP EQUITY	1-Month LIBOR	Annually	12/19/2022	EUR	(372,964)	8,937	–	8,937
Goldman Sachs	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2022	GBP	(573,297)	475,613	–	475,613
Goldman Sachs	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2022	GBP	(457,220)	377,166	–	377,166
Credit Suisse	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2022	GBP	(219,911)	209,738	–	209,738
Credit Suisse	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2022	GBP	(2,226)	2,098	–	2,098
Credit Suisse	Ashtead Group PLC	AHT LN EQUITY	1-Month LIBOR	Annually	10/10/2022	GBP	(155,782)	206,833	–	206,833
Morgan Stanley	Astrazeneca PLC	AZN LN EQUITY	1-Month LIBOR	Annually	10/05/2022	GBP	(4,567,427)	382,484	–	382,484
Goldman Sachs	BNP Paribas	BNP FP EQUITY	1-Month LIBOR	Annually	11/11/2022	EUR	(1,095,609)	564,928	–	564,928
UBS	BNP Paribas	BNP FP EQUITY	1-Month LIBOR	Annually	11/11/2022	EUR	(739,478)	312,787	–	312,787
JPMorgan Chase	Bureau Veritas SA	BVI FP EQUITY	1-Month LIBOR	Annually	01/04/2023	EUR	(4,156,265)	1,291,470	–	1,291,470
Morgan Stanley	CLH PLC	CRH ID EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(4,435,454)	1,392,935	–	1,392,935
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	01/28/2023	EUR	(1,305,444)	641,908	–	641,908

3

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	05/03/2023	EUR	(1,356,138)	$155,814	$–	$155,814
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	01/27/2023	EUR	(1,301,870)	586,681	–	586,681
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	06/10/2023	EUR	(696,035)	14,022	–	14,022
Bank of America	Compagnie de Saint-Gobain	SGO FP EQUITY	1-Month LIBOR	Annually	07/05/2023	EUR	(702,331)	25,618	–	25,618
Morgan Stanley	Credit Agricole SA	ACA FP EQUITY	1-Month LIBOR	Annually	02/12/2023	EUR	(1,313,736)	192,150	–	192,150
Goldman Sachs	Informa PLC	INF LN EQUITY	1-Month LIBOR	Annually	07/30/2023	GBP	(279,643)	38,319	–	38,319
Goldman Sachs	Informa PLC	INF LN EQUITY	1-Month LIBOR	Annually	07/30/2023	GBP	(249,549)	33,888	–	33,888
Goldman Sachs	Informa PLC	INF LN EQUITY	1-Month LIBOR	Annually	08/02/2023	GBP	(641,656)	88,683	–	88,683
JPMorgan Chase	Intercontinental HO	IHG LN EQUITY	1-Month LIBOR	Annually	08/19/2023	USD	(1,201,917)	70,260	–	70,260
Bank of America	Lloyd’s Banking Group	LLOY LN EQUITY	1-Month LIBOR	Annually	04/01/2023	GBP	2,683,976	125,307	–	125,307
JPMorgan Chase	London Stock Exchange	LSEG LN EQUITY	1-Month LIBOR	Annually	07/26/2023	GBP	(3,009,518)	(189,842)	–	(189,842)
Morgan Stanley	LVMH Moet Hennessy	MC FP EQUITY	1-Month LIBOR	Annually	09/08/2023	EUR	(2,123,835)	(97,679)	–	(97,679)
Goldman Sachs	MSCI ACWI Index**	1-Month LIBOR	M1WDU INDEX	Annually	11/16/2021	USD	(50,000,109)	7,227,522	–	7,227,522
Goldman Sachs	MSCI ACWI Index**	M1WDU INDEX	1-Month LIBOR	Annually	03/18/2023	USD	(18,999,967)	225,255	–	225,255
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(3,163,383)	1,530,092	–	1,530,092
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(621,193)	149,672	–	149,672
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(622,824)	149,549	–	149,549
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(124,071)	29,024	–	29,024
Goldman Sachs	Pernod Ricard SA	RI FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(623,855)	136,207	–	136,207
Goldman Sachs	STMicroElectronics	STM FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(997,965)	412,618	–	412,618
Goldman Sachs	STMicroElectronics	STM FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(248,025)	67,298	–	67,298
Morgan Stanley	Taiwan Semiconductor	2330 TT EQUITY	1-Month LIBOR	Annually	12/19/2022	USD	(746,482)	110,294	–	110,294
Goldman Sachs	Unilever PLC	ULVR LN EQUITY	1-Month LIBOR	Annually	10/05/2022	GBP	(541,190)	(120,169)	–	(120,169)
Goldman Sachs	Unilever PLC	ULVR LN EQUITY	1-Month LIBOR	Annually	10/05/2022	GBP	(554,483)	(50,876)	–	(50,876)
Goldman Sachs	Unilever PLC	ULVR LN EQUITY	1-Month LIBOR	Annually	02/12/2023	GBP	(230,286)	9,013	–	9,013
Goldman Sachs	Unilever PLC	ULVR LN EQUITY	1-Month LIBOR	Annually	10/05/2022	GBP	(689,727)	(87,563)	–	(87,563)
Goldman Sachs	Unilever PLC	ULVR LN EQUITY	1-Month LIBOR	Annually	10/05/2022	GBP	(565,423)	(75,221)	–	(75,221)
Morgan Stanley	Veolia Environment	VIE FP EQUITY	1-Month LIBOR	Annually	10/05/2022	EUR	(1,244,946)	440,924	–	440,924
Bank of America	Vinci SA	DG FP EQUITY	1-Month LIBOR	Annually	06/10/2023	EUR	(701,289)	(36,980)	–	(36,980)
Bank of America	Vinci SA	FR0000125486	1-Month LIBOR	Annually	02/08/2023	EUR	(1,314,972)	76,597	–	76,597

								$17,132,791	$–	$17,132,791

4

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

**The following table represents the individual common stock exposure comprising the Goldman Sachs Equity Basket Swaps at September 30, 2021:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
M1WDU Index
24,634	TSMC	$(1,332,809)	$143,958	$143,958	1.93%
2,881	Nestle SA	(901,937)	97,419	97,419	1.31%
5,757	Tencent Holdings Ltd	(885,306)	95,623	95,623	1.28%
419	ASML Holding NV	(813,519)	87,869	87,869	1.18%
4,776	Samsung Electronics Co Ltd	(774,738)	83,680	83,680	1.12%
15,182	Alibaba Group Holding Ltd	(719,535)	77,718	77,718	1.04%
703	Roche Holding AG	(667,354)	72,082	72,082	0.97%
278	LVMH Moet Hennessy Louis Vuitton SE	(516,869)	55,828	55,828	0.75%
10,605	Toyota Motor Corp	(493,845)	53,341	53,341	0.72%
1,549	AstraZeneca PLC	(484,694)	52,352	52,352	0.70%
2,220	Novartis AG	(473,873)	51,184	51,184	0.69%
1,684	Novo Nordisk A/S	(422,465)	45,631	45,631	0.61%
113	Shopify Inc	(396,544)	42,831	42,831	0.57%
1,424	Royal Bank of Canada	(367,147)	39,656	39,656	0.53%
2,620	Unilever PLC	(366,501)	39,586	39,586	0.53%
1,044	SAP SE	(366,445)	39,580	39,580	0.53%
1,261	Sony Group Corp	(365,713)	39,501	39,501	0.53%
12,096	AIA Group Ltd	(362,640)	39,169	39,169	0.53%
1,774	Commonwealth Bank of Australia	(346,421)	37,417	37,417	0.50%
4,032	Meituan	(331,351)	35,790	35,790	0.48%
765	Siemens AG	(325,970)	35,208	35,208	0.47%
1,818	Toronto-Dominion Bank/The	(311,854)	33,684	33,684	0.45%
2,498	TotalEnergies SE	(310,059)	33,490	33,490	0.45%
195	Keyence Corp	(303,531)	32,785	32,785	0.44%
2,339	Diageo PLC	(294,554)	31,815	31,815	0.43%
1,135	Sanofi	(283,038)	30,571	30,571	0.41%
20,426	HSBC Holdings PLC	(278,281)	30,057	30,057	0.40%
252	L’Oreal SA	(270,319)	29,197	29,197	0.39%
2,853	Reliance Industries Ltd	(251,158)	27,128	27,128	0.36%
455	CSL Ltd	(249,922)	26,994	26,994	0.36%
5,031	GlaxoSmithKline PLC	(246,670)	26,643	26,643	0.36%
412	Allianz SE	(241,189)	26,051	26,051	0.35%
20,243	BP PLC	(240,609)	25,989	25,989	0.35%
4,101	Royal Dutch Shell PLC	(237,079)	25,607	25,607	0.34%
539	Schneider Electric SE	(232,752)	25,140	25,140	0.34%
1,357	Recruit Holdings Co Ltd	(215,832)	23,312	23,312	0.31%
3,706	Royal Dutch Shell PLC	(213,543)	23,065	23,065	0.31%
710	Canadian National Railway Co	(213,232)	23,031	23,031	0.31%
2,026	Enbridge Inc	(209,045)	22,579	22,579	0.30%
2,946	BHP Group Ltd	(207,363)	22,398	22,398	0.30%
590	Airbus SE	(203,725)	22,005	22,005	0.30%
3,409	Infosys Ltd	(199,569)	21,556	21,556	0.29%
2,180	British American Tobacco PLC	(198,269)	21,415	21,415	0.29%
856	Daimler AG	(197,146)	21,294	21,294	0.29%
474	Air Liquide SA	(197,119)	21,291	21,291	0.29%
1,212	Bank of Nova Scotia/The	(193,320)	20,881	20,881	0.28%
933	Prosus NV	(193,289)	20,877	20,877	0.28%
1,123	Rio Tinto PLC	(192,727)	20,817	20,817	0.28%
1,204	Hong Kong Exchanges & Clearing Ltd	(192,603)	20,803	20,803	0.28%
12,224	Mitsubishi UFJ Financial Group Inc	(187,252)	20,225	20,225	0.27%
6,590,079	other	(50,519,351)	5,456,654	5,456,654	73.22%
		$(69,000,076)	$7,452,777	$7,452,777	100.00%

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.

5

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

ADR — American Depositary Receipt

APAC — Asia-Pacific

Cl — Class

EAFE — Europe, Australasia, and Far East

EUR — Euro

GBP — British Pound Sterling

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

OTC — Over the counter

PLC — Public Limited Company

S&P — Standard & Poors

TSX — Toronto Stock Exchange

USD — United States Dollar

The following table summarizes the inputs used as of September 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$–	$139,983,234	$–	$139,983,234
Common Stock	130,950,698	–	–	130,950,698
Exchange Traded Funds	7,538,557	–	–	7,538,557
Right	51,096	–	–	51,096

Total Investments in Securities	$138,540,351	$139,983,234	$–	$278,523,585

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(707,464)	$–	$–	$(707,464)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	17,832,144	–	17,832,144
Unrealized Depreciation	–	(699,353)	–	(699,353)

Total Other Financial Instruments	$(707,464)	$17,132,791	$–	$16,425,327

*Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-004-0200

6

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS GLOBAL BONDS — 78.8%
	Face Amount	Value
Argentina — 0.7%
Agua y Saneamientos Argentinos
6.63%, 02/01/23	$564,000	$317,250
MSU Energy
6.88%, 02/01/25	660,000	542,856
Provincia de Buenos Aires MTN
5.25%, 09/01/22	2,153,570	958,339
YPF
8.50%, 07/28/25	684,000	567,727

		2,386,172

Azerbaijan — 0.5%
Southern Gas Corridor CJSC
6.88%, 03/24/26	929,000	1,093,024
State Oil of the Azerbaijan Republic MTN
4.75%, 03/13/23	750,000	779,997

		1,873,021

Bahrain — 0.6%
Mumtalakat Sukuk Holding
5.63%, 02/27/24	1,000,000	1,055,512
Oil and Gas Holding BSCC
7.63%, 11/07/24	930,000	1,018,897

		2,074,409

Brazil — 6.3%
Atento Luxco 1
8.00%, 02/10/26 (a)	1,038,000	1,134,077
Azul Investments LLP
7.25%, 06/15/26 (a)	650,000	620,750
Banco Daycoval MTN
4.25%, 12/13/24	692,000	716,400
Banco do Brasil
3.25%, 09/30/26 (a)	1,500,000	1,499,250
4.63%, 01/15/25	881,000	930,565
Braskem Netherlands Finance BV
8.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.220% (b)(c)	660,000	755,700
BRF GmbH
4.35%, 09/29/26	363,000	373,531
Cemig Geracao e Transmissao
9.25%, 12/05/24	312,000	353,340
Centrais Eletricas Brasileiras
3.63%, 02/04/25 (a)	2,033,000	2,022,835
CSN Resources
4.63%, 06/10/31 (a)	1,100,000	1,086,250
7.63%, 04/17/26	363,000	384,853

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Brazil (continued)
Embraer Netherlands Finance BV
5.05%, 06/15/25	$990,000	$1,041,975
FS Luxembourg Sarl
10.00%, 12/15/25 (a)	675,000	743,351
Gol Finance
7.00%, 01/31/25	550,000	518,930
8.00%, 06/30/26 (a)	600,000	602,122
InterCement Financial Operations BV
5.75%, 07/17/24	340,000	321,303
Itau Unibanco Holding
3.25%, 01/24/25	1,568,000	1,585,640
Itau Unibanco Holding MTN
6.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.863% (b)(c)	110,000	112,310
Light Servicos de Eletricidade
4.38%, 06/18/26 (a)	1,000,000	998,760
NBM US Holdings
7.00%, 05/14/26	680,000	723,520
Petrorio Luxembourg Sarl
6.13%, 06/09/26 (a)	650,000	654,719
Rumo Luxembourg Sarl
5.88%, 01/18/25	500,000	517,505
Simpar Europe
5.20%, 01/26/31 (a)	700,000	698,453
StoneCo
3.95%, 06/16/28	922,000	891,574
Tupy Overseas
4.50%, 02/16/31 (a)	400,000	388,320
Unigel Luxembourg
8.75%, 10/01/26 (a)	1,350,000	1,451,142
Usiminas International Sarl
5.88%, 07/18/26	388,000	409,243
XP
3.25%, 07/01/26 (a)	1,700,000	1,653,250

		23,189,668

Chile — 1.7%
ATP Tower Holdings
4.05%, 04/27/26 (a)	800,000	804,640
Banco Santander Chile
2.70%, 01/10/25	680,000	707,234
Celulosa Arauco y Constitucion
4.50%, 08/01/24	826,000	893,096
Empresa Nacional de Telecomunicaciones
4.75%, 08/01/26	310,000	340,063
Empresa Nacional del Petroleo
3.75%, 08/05/26	309,000	324,403

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Chile (continued)
Falabella
3.75%, 04/30/23	$716,000	$746,437
Inversiones CMPC
4.38%, 05/15/23	110,000	114,730
4.38%, 04/04/27	490,000	540,715
Kenbourne Invest
4.70%, 01/22/28 (a)	1,100,000	1,106,380
6.88%, 11/26/24	681,000	716,003

		6,293,701

China — 18.1%
Agile Group Holdings
8.38% (b)(c)	1,240,000	1,154,465
Alibaba Group Holding
3.40%, 12/06/27	1,000,000	1,070,537
Baidu
3.08%, 04/07/25	200,000	209,787
3.88%, 09/29/23	1,800,000	1,900,584
Bank of China
5.00%, 11/13/24	3,837,000	4,238,415
Bank of China MTN
0.96%, VAR ICE LIBOR USD 3 Month+0.850%,03/08/23 (b)	313,000	314,582
Bank of Communications MTN
1.20%, 09/10/25	1,691,000	1,673,277
CCB Life Insurance
4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.680% (b)(c)	200,000	202,100
CCBL Cayman 1 MTN
1.99%, 07/21/25	1,678,000	1,688,150
Central China Real Estate
6.88%, 08/08/22	1,231,000	896,476
China Cinda 2020 I Management MTN
2.50%, 03/18/25	668,000	669,043
China Construction Bank
4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.880% (b)(c)	676,000	721,738
China Evergrande Group
7.50%, 06/28/23	2,296,000	539,560
8.75%, 06/28/25	2,743,000	644,605
China Huadian Overseas Development Management
4.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.782% (b)(c)	200,000	208,475
China Railway Xunjie
3.25%, 07/28/26	307,000	324,361

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
China SCE Group Holdings
7.38%, 04/09/24	$1,695,000	$1,644,776
Chinalco Capital Holdings
4.10%, (b)(c)	1,223,000	1,280,909
CIFI Holdings Group
4.38%, 04/12/27	1,000,000	927,697
6.55%, 03/28/24	254,000	255,624
CITIC MTN
3.88%, 02/28/27	200,000	217,497
CNAC HK Finbridge
3.38%, 06/19/24	1,000,000	1,046,848
CNOOC Finance 2015 USA
3.50%, 05/05/25	1,000,000	1,063,862
CNPC Global Capital
1.35%, 06/23/25	700,000	693,085
Coastal Emerald
4.30%, (b)(c)	544,000	553,531
Contemporary Ruiding Development
1.88%, 09/17/25	350,000	351,495
Country Garden Holdings
2.70%, 07/12/26	500,000	464,459
4.20%, 02/06/26	750,000	732,295
6.50%, 04/08/24	1,195,000	1,214,589
ENN Clean Energy International Investment
3.38%, 05/12/26 (a)	1,650,000	1,661,833
Fortune Star BVI
6.75%, 07/02/23	340,000	351,228
Geely Automobile Holdings
4.00%, (b)(c)	328,000	338,636
Haidilao International Holding
2.15%, 01/14/26	657,000	633,357
Huarong Finance 2017 MTN
1.46%, VAR ICE LIBOR USD 3 Month+1.325%,07/03/23 (b)	200,000	181,250
Huarong Finance 2019 MTN
3.25%, 11/13/24	730,000	682,550
Huarong Finance II MTN
5.50%, 01/16/25	2,583,000	2,550,713
Industrial & Commercial Bank of China
4.88%, 09/21/25	5,657,000	6,280,585
Kaisa Group Holdings
9.38%, 06/30/24	1,018,000	771,326
9.95%, 07/23/25	1,359,000	1,002,493
11.50%, 01/30/23	1,153,000	969,920
11.95%, 11/12/23	1,000,000	819,943

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
KWG Group Holdings
5.88%, 11/10/24	$1,041,000	$947,439
7.40%, 01/13/27	691,000	640,881
Leader Goal International MTN
4.25%, (b)(c)	212,000	217,332
Lenovo Group MTN
4.75%, 03/29/23	1,431,000	1,502,507
Meituan
2.13%, 10/28/25 (a)	1,376,000	1,336,149
Minmetals Bounteous Finance BVI
3.38%, (b)(c)	1,073,000	1,109,750
Poly Developments and Holdings Group
4.75%, 09/17/23	603,000	634,947
Ronshine China Holdings
8.75%, 10/25/22	867,000	642,013
Scenery Journey
13.75%, 11/06/23	713,000	123,706
Shimao Group Holdings
5.60%, 07/15/26	1,275,000	1,259,230
Shougang Group
4.00%, 05/23/24	328,000	345,623
Sino-Ocean Land Treasure Finance I
6.00%, 07/30/24	248,000	264,795
Sino-Ocean Land Treasure III
4.90%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.256% (b)(c)	695,000	583,798
Sinopec Group Overseas Development 2018
1.45%, 01/08/26 (a)	1,660,000	1,653,115
Sunac China Holdings
6.50%, 07/09/23	305,000	252,403
6.50%, 01/26/26	691,000	554,553
7.50%, 02/01/24	1,392,000	1,144,165
7.95%, 10/11/23	1,068,000	896,230
Sunny Optical Technology Group
3.75%, 01/23/23	219,000	225,684
Tencent Holdings MTN
2.99%, 01/19/23	546,000	560,496
3.80%, 02/11/25	1,000,000	1,073,374
Three Gorges Finance I Cayman Islands
3.70%, 06/10/25	700,000	752,485
Times China Holdings
5.55%, 06/04/24	620,000	571,917
5.75%, 01/14/27	1,000,000	885,197
Weibo
3.50%, 07/05/24	1,026,000	1,068,752

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
China (continued)
Weichai International Hong Kong Energy Group
3.75%, (b)(c)	$283,000	$287,054
Yili Holding Investment
1.63%, 11/19/25	350,000	347,112
Yingde Gases Investment
6.25%, 01/19/23	400,000	411,996
Yuzhou Group Holdings
6.00%, 10/25/23	326,000	254,835
8.30%, 05/27/25	550,000	402,734
8.50%, 02/26/24	713,000	563,304
ZhongAn Online P&C Insurance
3.13%, 07/16/25	1,428,000	1,409,968

		66,070,200

Colombia — 1.1%
Banco de Bogota
6.25%, 05/12/26	417,000	454,009
Bancolombia
3.00%, 01/29/25	673,000	678,895
4.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.929% (b)(c)	110,000	111,100
Ecopetrol
4.13%, 01/16/25	110,000	114,497
5.38%, 06/26/26	110,000	119,554
5.88%, 09/18/23	314,000	338,178
Gran Tierra Energy
7.75%, 05/23/27	893,000	773,784
Gran Tierra Energy International Holdings
6.25%, 02/15/25	429,000	374,101
Grupo de Inversiones Suramericana
5.50%, 04/29/26	730,000	784,757
SURA Asset Management
4.88%, 04/17/24	358,000	385,749

		4,134,624

Congo — 0.4%
HTA Group
7.00%, 12/18/25 (a)	1,500,000	1,575,000

Ghana — 0.5%
Kosmos Energy
7.50%, 03/01/28 (a)	1,300,000	1,261,000
Tullow Oil
10.25%, 05/15/26 (a)	650,000	678,769

		1,939,769

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Guatemala — 0.2%
Central American Bottling
5.75%, 01/31/27 (a)	$350,000	$360,500
Investment Energy Resources
6.25%, 04/26/29 (a)	300,000	324,000

		684,500

Hong Kong — 0.1%
China Cinda Finance 2015 I MTN
4.25%, 04/23/25	110,000	116,686
HKT Capital No. 4
3.00%, 07/14/26	200,000	209,723
Melco Resorts Finance
4.88%, 06/06/25	110,000	110,275

		436,684

India — 5.6%
ABJA Investment Pte
5.95%, 07/31/24	1,074,000	1,159,920
Adani Green Energy
4.38%, 09/08/24 (a)	800,000	799,946
Adani Ports & Special Economic Zone
3.38%, 07/24/24	364,000	378,780
Adani Transmission
4.00%, 08/03/26	309,000	327,424
Axis Bank MTN
4.10%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.315% (a)(b)(c)	800,000	791,238
Bharti Airtel
4.38%, 06/10/25	110,000	118,189
Bharti Airtel International Netherlands BV
5.35%, 05/20/24	620,000	676,382
BPRL International Singapore Pte MTN
4.38%, 01/18/27	728,000	770,907
Clean Renewable Power Mauritius Pte
4.25%, 03/25/27 (a)	350,000	353,675
Export-Import Bank of India MTN
4.00%, 01/14/23	1,650,000	1,713,806
Greenko Solar Mauritius
5.55%, 01/29/25	450,000	459,016
5.95%, 07/29/26	338,000	357,593
ICICI Bank MTN
4.00%, 03/18/26	765,000	823,344
Indian Oil
4.75%, 01/16/24	666,000	714,971
JSW Steel
3.95%, 04/05/27 (a)	1,000,000	992,900
5.95%, 04/18/24	554,000	587,240

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
India (continued)
Muthoot Finance MTN
4.40%, 09/02/23 (a)	$360,000	$366,300
Network i2i
3.98%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.390% (a)(b)(c)	2,000,000	2,015,000
NTPC MTN
4.25%, 02/26/26	364,000	391,533
Oil India
5.38%, 04/17/24	218,000	238,342
Periama Holdings
5.95%, 04/19/26	665,000	713,213
REC
3.50%, 12/12/24	715,000	749,777
ReNew Power Synthetic
6.67%, 03/12/24	364,000	378,511
Shriram Transport Finance MTN
4.40%, 03/13/24	1,343,000	1,343,000
5.10%, 07/16/23	489,000	496,946
State Bank of India
4.38%, 01/24/24	110,000	117,668
State Bank of India MTN
1.80%, 07/13/26	620,000	613,461
Vedanta Resources Finance II
8.95%, 03/11/25 (a)	2,200,000	2,197,250

		20,646,332

Indonesia — 3.3%
Adaro Indonesia
4.25%, 10/31/24	1,500,000	1,526,250
Alam Sutera Realty cash/6.25% PIK6.00%, 05/02/24	637,000	547,820
APL Realty Holdings Pte
5.95%, 06/02/24	1,238,000	768,777
Bank Mandiri Persero MTN
3.75%, 04/11/24	362,000	381,889
4.75%, 05/13/25	300,000	331,846
Indika Energy Capital III Pte
5.88%, 11/09/24	1,283,000	1,292,622
Indonesia Asahan Aluminium Persero
4.75%, 05/15/25 (a)	1,700,000	1,848,835
6.53%, 11/15/28	341,000	417,299
Medco Bell Pte
6.38%, 01/30/27	550,000	554,812
Medco Oak Tree Pte
7.38%, 05/14/26	691,000	734,188
Pelabuhan Indonesia II
4.25%, 05/05/25	1,000,000	1,087,500

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Indonesia (continued)
Pertamina Persero
1.40%, 02/09/26	$985,000	$964,869
Pertamina Persero MTN
4.30%, 05/20/23	1,204,000	1,265,715
Perusahaan Gas Negara
5.13%, 05/16/24	483,000	529,579

		12,252,001

Ireland — 0.2%
C&W Senior Financing DAC
6.88%, 09/15/27	688,000	723,260

Israel — 0.9%
Energean Israel Finance
4.50%, 03/30/24 (a)	1,648,000	1,680,960
Israel Electric
5.00%, 11/12/24 (a)	913,000	1,012,143
Leviathan Bond
6.50%, 06/30/27 (a)	620,000	680,215

		3,373,318

Jordan — 0.2%
Hikma Finance USA
3.25%, 07/09/25	668,000	696,222

Kazakhstan — 0.3%
Nostrum Oil & Gas Finance BV
8.00%, 07/25/22	212,000	58,300
Tengizchevroil Finance International
2.63%, 08/15/25 (a)	900,000	917,550

		975,850

Kuwait — 1.4%
Kuwait Projects SPC
5.00%, 03/15/23	717,000	715,207
Kuwait Projects SPC MTN
4.50%, 02/23/27	868,000	821,536
MEGlobal Canada ULC MTN
5.00%, 05/18/25 (a)	1,800,000	1,987,560
NBK SPC
1.63%, VAR US Secured Overnight Financing Rate+1.050%,09/15/27 (a),(b)	1,500,000	1,481,250

		5,005,553

Malaysia — 0.4%
Malayan Banking
3.91%, VAR USD Swap Semi 30/360 5 Yr Curr+2.542%,10/29/26 (b)	364,000	364,670

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Malaysia (continued)
Petronas Capital MTN
3.50%, 04/21/30	$1,000,000	$1,082,039

		1,446,709

Mexico — 3.0%
Alfa
5.25%, 03/25/24	354,000	380,731
Axtel
6.38%, 11/14/24	176,000	181,544
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24	626,000	666,690
4.38%, 04/11/27	300,000	321,003
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22	110,000	113,453
5.38%, 04/17/25 (a)	350,000	391,195
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.995% (b)(c)	1,015,000	1,083,512
Cemex
7.38%, 06/05/27 (a)	700,000	775,250
Grupo Bimbo
5.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.280% (b)(c)	708,000	740,752
Petroleos Mexicanos
3.50%, 01/30/23	1,184,000	1,198,800
6.50%, 03/13/27	620,000	654,788
6.88%, 10/16/25 (a)	1,700,000	1,861,500
Sigma Alimentos
4.13%, 05/02/26	460,000	502,334
Total Play Telecomunicaciones
6.38%, 09/20/28 (a)	900,000	897,750
7.50%, 11/12/25	660,000	686,400
Trust Fibra Uno
5.25%, 01/30/26	600,000	667,200

		11,122,902

Moldova — 0.1%
Aragvi Finance International DAC
8.45%, 04/29/26 (a)	200,000	207,970

Netherlands — 1.1%
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	2,306,000	2,292,256
3.15%, 10/01/26	1,896,000	1,817,790

		4,110,046

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Nigeria — 0.1%
Access Bank MTN
6.13%, 09/21/26 (a)	$300,000	$301,860

Oman — 1.0%
Bank Muscat SAOG MTN
4.88%, 03/14/23	354,000	363,848
Oman Sovereign Sukuk
4.40%, 06/01/24	356,000	367,125
OmGrid Funding
5.20%, 05/16/27	1,246,000	1,291,796
OQ SAOC MTN
5.13%, 05/06/28 (a)	400,000	404,592
Oztel Holdings SPC
5.63%, 10/24/23	785,000	821,879
6.63%, 04/24/28	288,000	316,138

		3,565,378

Panama — 0.0%
Banco General
4.13%, 08/07/27	110,000	117,701

Peru — 0.8%
Banco de Credito del Peru
4.25%, 04/01/23	1,110,000	1,156,620
Credicorp
2.75%, 06/17/25 (a)	1,000,000	1,021,996
Southern Copper
3.88%, 04/23/25	110,000	119,020
Volcan Cia Minera SAA
4.38%, 02/11/26 (a)	530,000	515,955

		2,813,591

Philippines — 0.1%
BDO Unibank MTN
2.13%, 01/13/26	310,000	317,857

Qatar — 2.3%
ABQ Finance MTN
1.88%, 09/08/25	1,000,000	998,498
3.13%, 09/24/24	212,000	221,436
AKCB Finance
4.75%, 10/09/23	1,061,000	1,140,821
CBQ Finance MTN
5.00%, 05/24/23	660,000	704,220
MAR Sukuk
2.21%, 09/02/25	310,000	316,144
3.03%, 11/13/24	289,000	303,089
Ooredoo International Finance MTN
3.25%, 02/21/23	2,800,000	2,890,440

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Qatar (continued)
QIB Sukuk
1.95%, 10/27/25	$666,000	$673,312
QNB Finance MTN
3.50%, 03/28/24	1,217,000	1,290,020

		8,537,980

Russia — 4.3%
Alfa Bank AO Via Alfa Bond Issuance
6.95%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.572% (b)(c)	682,000	702,094
Credit Bank of Moscow Via CBOM Finance
3.88%, 09/21/26 (a)	3,300,000	3,255,780
4.70%, 01/29/25	846,000	872,832
7.12%, 06/25/24	213,000	233,729
7.50%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%,10/05/27 (b)	364,000	372,592
Evraz
5.38%, 03/20/23	1,100,000	1,155,330
Gazprom PJSC Via Gaz Capital
5.15%, 02/11/26	668,000	744,179
Gazprom PJSC via Gaz Finance
3.00%, 06/29/27	2,042,000	2,059,949
Lukoil International Finance BV
4.75%, 11/02/26	600,000	665,202
MMC Norilsk Nickel Via MMC Finance DAC
2.55%, 09/11/25	400,000	403,520
4.10%, 04/11/23	700,000	722,900
Novolipetsk Steel Via Steel Funding DAC
4.70%, 05/30/26	666,000	736,492
Sberbank of Russia Via SB Capital
5.13%, 10/29/22	2,230,000	2,312,778
Tinkoff Bank JSC Via TCS Finance
6.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.150% (a)(b)(c)	800,000	799,520
Vnesheconombank Via VEB Finance
5.94%, 11/21/23	700,000	762,378

		15,799,275

Saudi Arabia — 2.9%
Almarai Sukuk
4.31%, 03/05/24	213,000	228,379
Arabian Centres Sukuk II
5.63%, 10/07/26	1,525,000	1,586,915
Dar Al-Arkan Sukuk
6.75%, 02/15/25	672,000	707,388
6.88%, 03/21/23	724,000	748,211

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Saudi Arabia (continued)
Global Sukuk
0.95%, 06/17/24 (a)	$300,000	$297,036
1.60%, 06/17/26 (a)	300,000	298,128
SABIC Capital II BV
4.00%, 10/10/23	700,000	743,778
Samba Funding
2.75%, 10/02/24	435,000	451,747
2.90%, 01/29/27	310,000	323,389
Saudi Arabian Oil
1.25%, 11/24/23 (a)	350,000	352,240
1.63%, 11/24/25 (a)	1,700,000	1,700,085
Saudi Electricity Global Sukuk 3
4.00%, 04/08/24	1,362,000	1,460,745
Saudi Electricity Global Sukuk 5
1.74%, 09/17/25	1,665,000	1,675,739

		10,573,780

Singapore — 0.5%
BOC Aviation MTN
1.26%, VAR ICE LIBOR USD 3 Month+1.125%,09/26/23 (b)	110,000	110,282
BOC Aviation USA MTN
1.63%, 04/29/24 (a)	200,000	201,527
Indika Energy Capital IV Pte
8.25%, 10/22/25	340,000	353,600
Puma International Financing
5.13%, 10/06/24	1,345,000	1,347,394

		2,012,803

South Africa — 1.2%
Anglo American Capital
4.75%, 04/10/27	363,000	412,930
Eskom Holdings SOC
7.13%, 02/11/25	338,000	351,458
Eskom Holdings SOC MTN
6.35%, 08/10/28	628,000	670,390
Fields Orogen Holdings BVI
5.13%, 05/15/24	213,000	229,252
FirstRand Bank
6.25%, VAR USD Swap Semi 30/360 5 Yr Curr+3.561%,04/23/28 (b)	428,000	446,661
Liquid Telecommunications Financing
5.50%, 09/04/26 (a)	400,000	413,348
Mauritius Investments
4.76%, 11/11/24	250,000	261,550
6.50%, 10/13/26	310,000	353,326

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
South Africa (continued)
Sasol Financing USA
5.88%, 03/27/24	$642,000	$676,668
6.50%, 09/27/28	628,000	692,998

		4,508,581

South Korea — 4.8%
Hanwha Life Insurance
4.70%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.000% (b)(c)	1,375,000	1,428,202
Heungkuk Life Insurance
4.48%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.472% (b)(c)	1,945,000	1,974,165
Hyundai Capital Services MTN
1.25%, 02/08/26	310,000	305,101
Kia
3.00%, 04/25/23	321,000	332,649
Kookmin Bank
1.75%, 05/04/25 (a)	1,500,000	1,521,747
Kookmin Bank MTN
4.35%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.639% (b)(c)	726,000	765,930
Korea East-West Power
1.75%, 05/06/25 (a)	1,100,000	1,117,800
Korea Hydro & Nuclear Power MTN
1.25%, 04/27/26	997,000	988,057
Korea Resources MTN
1.75%, 04/15/26	1,000,000	999,830
NAVER
1.50%, 03/29/26	310,000	309,014
NongHyup Bank MTN
1.25%, 07/20/25	620,000	616,936
POSCO
2.75%, 07/15/24	361,000	377,844
Shinhan Financial Group
2.88%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.064% (a)(b)(c)	1,200,000	1,191,012
SK Hynix
1.00%, 01/19/24 (a)	700,000	696,248
1.50%, 01/19/26 (a)	1,700,000	1,677,242
3.00%, 09/17/24	500,000	524,981
SK Innovation
4.13%, 07/13/23	200,000	209,433

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
South Korea (continued)
Woori Bank MTN
4.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.664% (b)(c)	$723,000	$750,945
4.75%, 04/30/24	474,000	516,218
5.25%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.347% (b)(c)	1,386,000	1,411,975

		17,715,329

Spain — 0.4%
EnfraGen Energia Sur
5.38%, 12/30/30 (a)	1,400,000	1,373,764

Supranational — 0.9%
Africa Finance MTN
4.38%, 04/17/26	687,000	752,265
African Export-Import Bank
2.63%, 05/17/26 (a)	650,000	663,916
Central American Bank for Economic Integration
2.00%, 05/06/25 (a)	1,800,000	1,848,645

		3,264,826

Tanzania — 0.1%
AngloGold Ashanti Holdings
3.75%, 10/01/30	310,000	318,054

Thailand — 0.6%
Bangkok Bank MTN
4.05%, 03/19/24	110,000	118,093
5.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.729% (a)(b)(c)	1,700,000	1,768,000
Siam Commercial Bank MTN
2.75%, 05/16/23	200,000	206,156

		2,092,249

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/25	373,000	315,336

Turkey — 3.8%
Akbank
6.80%, 02/06/26 (a)	1,388,000	1,445,324
Arcelik
5.00%, 04/03/23	250,000	257,713
Aydem Yenilenebilir Enerji
7.75%, 02/02/27 (a)	1,400,000	1,363,600
Coca-Cola Icecek
4.22%, 09/19/24	200,000	209,428

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
Turkey (continued)
KOC Holding
5.25%, 03/15/23	$1,765,000	$1,809,549
Petkim Petrokimya Holding
5.88%, 01/26/23	709,000	722,187
QNB Finansbank
6.88%, 09/07/24	361,000	389,772
Turk Telekomunikasyon
4.88%, 06/19/24	213,000	219,467
6.88%, 02/28/25	730,000	789,349
Turkcell Iletisim Hizmetleri
5.75%, 10/15/25	417,000	441,945
5.80%, 04/11/28	200,000	212,260
Turkiye Ihracat Kredi Bankasi
5.75%, 07/06/26	619,000	605,580
Turkiye Is Bankasi
6.00%, 10/24/22	716,000	731,394
Turkiye Is Bankasi MTN
6.13%, 04/25/24	814,000	837,891
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26	619,000	628,749
8.13%, 03/28/24	354,000	379,771
Turkiye Vakiflar Bankasi TAO MTN
5.75%, 01/30/23	354,000	362,850
Ulker Biskuvi Sanayi
6.95%, 10/30/25 (a)	1,600,000	1,695,791
Yapi ve Kredi Bankasi MTN
5.85%, 06/21/24	681,000	695,642

		13,798,262

Ukraine — 0.9%
Kernel Holding
6.75%, 10/27/27 (a)	1,200,000	1,278,048
Metinvest BV
7.65%, 10/01/27 (a)	800,000	867,904
MHP Lux
6.95%, 04/03/26	363,000	385,867
Ukraine Railways Via Rail Capital Markets
8.25%, 07/09/24	652,000	678,732

		3,210,551

United Arab Emirates — 5.8%
Abu Dhabi National Energy PJSC
3.63%, 01/12/23	638,000	662,652
Abu Dhabi National Energy PJSC MTN
3.88%, 05/06/24	722,000	776,150
ADCB Finance Cayman MTN
4.00%, 03/29/23	2,000,000	2,093,748

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
United Arab Emirates (continued)
Aldar Sukuk No. 2
3.88%, 10/22/29	$310,000	$337,435
DAE Funding MTN
2.63%, 03/20/25	310,000	315,366
DIB Sukuk
3.63%, 02/06/23	2,100,000	2,169,657
DIB Sukuk MTN
2.95%, 01/16/26	310,000	321,966
DIFC Sukuk
4.33%, 11/12/24	545,000	583,831
DP World Crescent
3.91%, 05/31/23	361,000	375,440
DP World Salaam
6.00%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.750% (b)(c)	1,022,000	1,119,090
EI Sukuk
1.83%, 09/23/25	310,000	311,705
EMG SUKUK
4.56%, 06/18/24	446,000	474,408
Emirates Development Bank PJSC MTN
1.64%, 06/15/26	310,000	311,162
Emirates NBD Bank PJSC
3.25%, 11/14/22	1,900,000	1,948,032
Fab Sukuk
3.63%, 03/05/23	1,218,000	1,268,742
First Abu Dhabi Bank PJSC
4.50%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.138% (b)(c)	682,000	719,906
MAF Global Securities
4.75%, 05/07/24	716,000	774,426
5.50%, VAR USD Swap Semi 30/360 5 Yr Curr+3.476% (b)(c)	902,000	916,658
Mashreqbank PSC MTN
4.25%, 02/26/24	990,000	1,055,627
MDGH - GMTN BV MTN
2.50%, 05/21/26	2,620,000	2,737,900
National Central Cooling PJSC
2.50%, 10/21/27	310,000	311,178
Rakfunding Cayman MTN
4.13%, 04/09/24	400,000	427,400
Sharjah Sukuk Program MTN
3.85%, 04/03/26	990,000	1,053,287
Shelf Drilling Holdings
8.88%, 11/15/24 (a)	43,000	44,075

		21,109,841

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

GLOBAL BONDS (continued)
	Face Amount	Value
United States — 1.0%
Flex
4.75%, 06/15/25	$110,000	$122,054
Hyundai Capital America
4.13%, 06/08/23 (a)	1,588,000	1,674,395
Hyundai Capital America MTN
2.75%, 09/27/26	1,772,000	1,836,420

		3,632,869

Uzbekistan — 0.2%
Uzauto Motors AJ
4.85%, 05/04/26 (a)	600,000	593,892

Zambia — 0.3%
First Quantum Minerals
6.88%, 03/01/26	363,000	377,520
7.25%, 04/01/23	566,000	575,905

		953,425

Total Global Bonds (Cost $289,825,189)		288,145,115

SOVEREIGN DEBT — 10.8%
	Face Amount	Value
Armenia — 0.2%
Armenia Government International Bond
7.15%, 03/26/25	523,000	595,122

Bahamas — 0.3%
Bahamas Government International Bond
6.95%, 11/20/29	1,157,000	1,041,312

Bahrain — 0.5%
Bahrain Government International Bond
7.00%, 01/26/26	356,000	394,026
Bahrain Government International Bond MTN
4.25%, 01/25/28 (a)	1,650,000	1,625,250

		2,019,276

Bolivia — 0.1%
Bolivian Government International Bond
4.50%, 03/20/28	363,000	327,611

Brazil — 0.7%
Brazilian Government International Bond
2.88%, 06/06/25	2,510,000	2,564,166

Colombia — 0.3%
Colombia Government International Bond
2.63%, 03/15/23	1,000,000	1,014,010

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Dominican Republic — 0.8%
Dominican Republic Government International Bond
5.50%, 01/27/25	$1,187,000	$1,296,810
6.88%, 01/29/26	1,327,000	1,532,698

		2,829,508

Egypt — 1.1%
Egypt Government International Bond
5.88%, 06/11/25	681,000	704,835
Egypt Government International Bond MTN
3.88%, 02/16/26	1,538,000	1,445,720
5.80%, 09/30/27 (a)	600,000	589,116
6.20%, 03/01/24	1,088,000	1,144,271

		3,883,942

Honduras — 0.0%
Honduras Government International Bond
7.50%, 03/15/24	213,000	224,717

Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.33%, 05/28/25	250,000	276,953

Jordan — 0.4%
Jordan Government International Bond
4.95%, 07/07/25 (a)	1,500,000	1,563,750

Kenya — 0.2%
Kenya Government International Bond
7.00%, 05/22/27	620,000	669,327

Mongolia — 0.3%
Mongolia Government International Bond
3.50%, 07/07/27 (a)	1,000,000	970,655

Nigeria — 0.1%
Nigeria Government International Bond MTN
6.50%, 11/28/27	341,000	353,365

Oman — 0.5%
Oman Government International Bond
5.63%, 01/17/28	1,645,000	1,710,965

Pakistan — 0.4%
Pakistan Government International Bond
6.88%, 12/05/27	614,000	617,119
Pakistan Government International Bond MTN
6.00%, 04/08/26 (a)	1,000,000	993,750

		1,610,869

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.38%, 10/04/28	$727,000	$730,998

Qatar — 0.5%
Qatar Government International Bond
3.40%, 04/16/25 (a)	1,800,000	1,939,500

Saudi Arabia — 0.8%
Saudi Government International Bond MTN
2.90%, 10/22/25 (a)	1,000,000	1,063,380
3.25%, 10/26/26	1,846,000	1,989,231

		3,052,611

South Africa — 0.5%
South Africa Government International Bond
4.85%, 09/27/27	688,000	720,646
4.88%, 04/14/26	300,000	320,688
5.88%, 09/16/25	750,000	839,985

		1,881,319

Sri Lanka — 0.4%
Sri Lanka Government International Bond
6.35%, 06/28/24	1,500,000	951,270
6.83%, 07/18/26	308,000	192,115
6.85%, 11/03/25	496,000	309,226

		1,452,611

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26	308,000	324,173

Turkey — 1.8%
Turkey Government International Bond
3.25%, 03/23/23	364,000	362,326
4.25%, 04/14/26	665,000	626,975
5.60%, 11/14/24	2,295,000	2,324,606
5.75%, 03/22/24	2,276,000	2,326,363
6.38%, 10/14/25	855,000	877,555

		6,517,825

Ukraine — 0.2%
Ukraine Government International Bond
7.75%, 09/01/27	614,000	665,090

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond MTN
0.75%, 09/02/23 (a)	700,000	701,862

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount	Value
Zambia — 0.1%
Zambia Government International Bond
8.50%, 04/14/24	$463,000	$361,302

Total Sovereign Debt (Cost $38,854,026)		39,282,839

U.S. TREASURY OBLIGATION — 3.4%
	Face Amount	Value
U.S. Treasury Bill
0.04%, 12/16/2021 (d)	12,500,000	12,499,202

Total U.S. Treasury Obligations (Cost $12,498,902)		12,499,202

COMMON STOCK — 1.9%
	Shares	Value
Argentina — 0.1%
Banco Macro ADR *	3,905	66,346
Grupo Financiero Galicia ADR	6,677	67,237
MercadoLibre *	122	204,887

		338,470

Brazil — 0.1%
Arcos Dorados Holdings, Cl A	18,250	93,439
Pagseguro Digital, Cl A *	4,433	229,275

		322,714

Canada — 0.1%
Air Canada, Cl A *	13,865	253,195

China — 0.1%
Bilibili ADR *	2,917	193,018
GDS Holdings ADR *	3,554	201,192

		394,210

Germany — 0.0%
Delivery Hero *	1,503	192,293

Hong Kong — 0.8%
China Resources Land	72,000	303,829
China Vanke, Cl H	141,000	385,798
CIFI Holdings Group	390,000	265,522
Country Garden Holdings	504,000	521,179
KWG Group Holdings	280,000	273,718
Longfor Group Holdings	76,000	350,485
Shimao Group Holdings	254,000	465,280
Wuxi Biologics Cayman *	14,500	235,624

		2,801,435

Mexico — 0.1%
Alsea *	57,415	115,600

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Value
Mexico — continued
Controladora Vuela Cia de Aviacion ADR *	10,213	$222,746

		338,346

Sweden — 0.1%
Evolution	1,322	201,537

Taiwan — 0.2%
Sea ADR *	3,064	976,589

United States — 0.3%
Energy — 0.2%
Devon Energy	21,549	765,205
Tellurian *	21,017	82,177

		847,382

Health Care — 0.0%
Vivos Therapeutics *	10,723	43,321

Industrial — 0.0%
Vidler Water Resouces *	7,092	80,707

Information Technology — 0.1%
Square, Cl A *	604	144,863

		1,116,273

Total Common Stock (Cost $6,712,272)		6,935,062

Total Investments - 94.9% (Cost $347,890,389)		$346,862,218

Other Assets & Liabilities, Net - 8.5%		$18,729,530

Net Assets - 100.0%		$365,591,748

The open futures contracts held by the Fund at September 30, 2021, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Hang Seng Index	15	Oct-2021	$2,340,042	$2,362,727	$23,403
MSCI Emerging Markets	(104)	Dec-2021	(6,534,434)	(6,477,120)	57,314
NASDAQ 100 Index E-MINI	9	Dec-2021	2,664,116	2,642,850	(21,266)
Nikkei 225 Index	7	Dec-2021	1,046,879	1,027,250	(19,629)
Russell 2000 Index E-MINI	38	Dec-2021	4,217,209	4,181,520	(35,689)
S&P 500 Index E-MINI	(15)	Dec-2021	(3,244,615)	(3,223,313)	21,302
U.S. Ultra Long Treasury Bond	(14)	Dec-2021	(2,687,090)	(2,674,875)	12,215

			$(2,197,893)	$(2,160,961)	$37,650

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at September 30, 2021, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	10/04/21	BRL	4,233,462	USD	804,000	$26,612
Barclays PLC	10/18/21	USD	1,092,699	ZAR	16,020,000	(30,921)
Barclays PLC	10/18/21	ZAR	16,020,000	USD	1,116,094	54,315
Morgan Stanley	10/20/21	HKD	4,805,761	USD	617,318	(53)
Barclays PLC	10/20/21	HKD	14,375,747	USD	1,846,763	(11)
Goldman Sachs	10/20/21	MXN	6,247,761	USD	312,000	10,056
Montgomery/Bank of America	10/29/21	ZAR	28,000,000	USD	1,849,348	(3,623)
JPMorgan Chase Bank	11/03/21	BRL	5,453,123	USD	999,000	2,368
Barclays PLC	11/19/21	USD	2,484,988	CNH	16,140,000	8,786
Morgan Stanley	11/19/21	USD	1,231,868	CNH	8,000,000	4,204
Morgan Stanley	11/19/21	CNH	8,000,000	USD	1,230,816	(5,256)
Barclays PLC	11/19/21	CNH	16,140,000	USD	2,468,380	(25,395)
Morgan Stanley	11/23/21	CNH	8,060,000	USD	1,232,541	(12,412)
Morgan Stanley	11/23/21	USD	1,246,362	CNH	8,060,000	(1,409)
Montgomery/Bank of America	11/26/21	USD	3,097,833	KRW	3,626,509,590	(38,372)
Montgomery/Bank of America	11/26/21	KRW	3,638,715,053	USD	3,097,833	28,075
JPMorgan Chase Bank	12/15/21	HKD	8,984,088	USD	1,155,000	706
JPMorgan Chase Bank	12/15/21	SEK	1,858,000	USD	215,047	2,659
Barclays PLC	12/15/21	TWD	14,668,836	USD	532,000	2,515
Morgan Stanley	12/15/21	EUR	196,000	USD	231,182	3,791
JPMorgan Chase Bank	12/15/21	PHP	186,890,918	USD	3,709,819	83,821
JPMorgan Chase Bank	12/15/21	USD	257,000	HKD	2,001,102	106
JPMorgan Chase Bank	12/15/21	CAD	327,000	USD	257,770	(397)
JPMorgan Chase Bank	12/15/21	USD	2,475,201	HUF	728,451,663	(133,450)

						$(23,285)

The open centrally cleared swap agreements held by the Fund at September 30, 2021 are as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/ Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
CDX.EM.36	Buy	1.00%	Quarterly	01/12/2026	13,800,000	$199,697	$472,945	$(273,248)
CDX.NA.HY.36	Buy	5.00%	Quarterly	01/06/2026	3,075,000	(283,443)	(296,859)	13,416

						$(83,746)	$176,086	$(259,832)

The open OTC swap agreements held by the Fund at September 30, 2021 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
OUTSET EQ HT	Amrest Holdings SE	AMREST HOLDINGS SE	1-Month LIBOR	Annually	02/08/2023	PLN	(33,540)	$46	$–	$46
OUTSET EQ HT	Amrest Holdings SE	AMREST HOLDINGS SE	1-Month LIBOR	Annually	02/09/2023	PLN	(340,603)	(5,213)	–	(5,213)
Bank of America	CVC Brasil Operador	CVCB3 BZ EQUITY	1-Month LIBOR	Annually	08/30/2023	USD	(244,540)	(18,633)	–	(18,633)
Goldman Sachs	Dino Polska SA	3-Month LIBOR	BD0YVN2	Annually	02/18/2023	PLN	(695,694)	63,629	–	63,629
Goldman Sachs	Locaweb Servicos	LOCAWEB SERVICOS DE INTERNET	1-Month LIBOR	Annually	06/29/2023	USD	(134,267)	(32,503)	–	(32,503)
Bank of America	Mediatek	2454 TT EQUITY	1-Month LIBOR	Annually	02/19/2023	USD	(245,728)	(18,345)	–	(18,345)

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Network International	1-Month LIBOR	BH3VJ78	Annually	02/05/2023	GBP	(44,825)	$3,719	$–	$3,719
Morgan Stanley	Network International	1-Month LIBOR	BH3VJ78	Annually	02/18/2023	GBP	(129,023)	1,487	–	1,487
Morgan Stanley	Pet Center Comercio	PETZ3 BZ EQUITY	1-Month LIBOR	Annually	08/12/2023	USD	(244,427)	(33,448)	–	(33,448)
JPMorgan Chase	Silergy Corp	1-Month LIBOR	BH4DMW9	Annually	08/03/2023	USD	(135,757)	11,584	–	11,584
Bank of America	TOTVS SA	TOTVS SA	1-Month LIBOR	Annually	06/30/2023	USD	(247,496)	(31,291)	–	(31,291)
Bank of America	Wizz Air Holdings	WIZZ LN EQUITY	1-Month LIBOR	Annually	02/18/2023	GBP	(156,922)	7,926	–	7,926

								$(51,042)	$–	$(51,042)

*	Non-income producing security.

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At September 30, 2021, these securities amounted to $80,683,773 or 22.1% of Net Assets of the Fund.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Perpetual security with no stated maturity date.

(d)	Rate shown represents the effective yield to maturity at date of purchase.

ADR — American Depositary Receipt

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CNH — Intercontinental Exchange

DAC — Designated Activity Company

EUR — Euro

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

ICE — Intercontinental Exchange

JSC — Joint Stock Company

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

LLP — Limited liability partnership

PHP — Philippine peso

PIK — Paid in kind

KRW — Korean Won

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE NEW WORLD
OPPORTUNITIES FUND
SEPTEMBER 30, 2021 (Unaudited)

PJSC — Public Joint Stock Company

PLN — Polish Zloty

SEK — Swedish Krona

Ser — Series

TWD— Tawain Dollar

USD — U.S. Dollar

ULC — Unlimited Liability Company

VAR — Variable Rate

ZAR — South African Rand

The following table summarizes the inputs used as of September 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$288,145,115	$–	$288,145,115
Sovereign Debt	–	39,282,839	–	39,282,839
U.S. Treasury Obligation	–	12,499,202	–	12,499,202
Common Stock	6,935,062	–	–	6,935,062

Total Investments in Securities	$6,935,062	$339,927,156	$–	$346,862,218

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$114,234	$–	$–	$114,234
Unrealized Depreciation	(76,584)	–	–	(76,584)
Forwards Contracts*
Unrealized Appreciation	–	228,014	–	228,014
Unrealized Depreciation	–	(251,299)	–	(251,299)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	13,416	–	13,416
Unrealized Depreciation	–	(273,248)	–	(273,248)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	88,391	–	88,391
Unrealized Depreciation	–	(139,433)	–	(139,433)

Total Other Financial Instruments	$37,650	$(334,159)	$–	$(296,509)

*Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-002-0500

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.3%
	Shares	Value
China — 0.7%
Tencent Holdings	19,900	$1,179,483

Hong Kong — 0.8%
Alibaba Group Holding *	73,600	1,344,430

Japan — 5.3%
Asahi Group Holdings	13,700	667,305
BASE *	51,000	502,233
Sony Group	66,300	7,419,619

		8,589,157

United Kingdom — 4.3%
Everarc Holdings *	76,048	950,600
Farfetch, Cl A *	29,963	1,123,013
Linde PLC	16,705	4,900,913

		6,974,526

United States — 46.2%
Communication Services — 6.1%
Comcast, Cl A	48,646	2,720,771
Facebook, Cl A *	5,325	1,807,252
Genius Sports *	14,190	264,785
Radius Global Infrastructure, Cl A *	49,033	800,709
Snap, Cl A *	9,887	730,353
T-Mobile US *	28,215	3,604,748

		9,928,618

Consumer Discretionary — 6.2%
Amazon.com *	1,078	3,541,273
Lithia Motors, Cl A	9,526	3,020,123
Marriott Vacations Worldwide	21,585	3,395,968

		9,957,364

Energy — 1.8%
Canadian Natural Resources	49,974	1,826,050
Equities *	9,456	193,470
Targa Resources	16,470	810,488

		2,830,008

Financial — 3.6%
Aon, Cl A	20,437	5,840,282

Health Care — 0.9%
Finch Therapeutics Group *	113,241	1,472,133

Industrials — 10.4%
WillScot Mobile Mini Holdings, Cl A *	353,610	11,216,509
XPO Logistics *	71,367	5,679,386

		16,895,895

1

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

COMMON STOCK (continued)
	Shares	Value
Information Technology — 15.7%
Amplitude, Cl A *	66,566	$3,617,196
Analog Devices	14,631	2,450,400
DigitalOcean Holdings *	43,121	3,347,483
Dynatrace *	47,448	3,367,385
Elastic *	5,044	751,506
Fidelity National Information Services	17,863	2,173,570
Fiserv *	7,208	782,068
Microsoft	16,447	4,636,738
nCino *	12,938	918,986
Nuance Communications *	27,895	1,535,341
Splunk *	13,107	1,896,714

		25,477,387

Materials — 1.5%
Alcoa *	26,860	1,314,528
Constellium, Cl A *	57,614	1,081,991

		2,396,519

		74,798,206

Total Common Stock
(Cost $84,695,072)		92,885,802

U.S. TREASURY OBLIGATIONS — 35.8%
	Face Amount	Value
U.S. Treasury Bills 0.04%, 12/16/2021 (a)	$40,000,000	$39,997,446
0.04%, 2/17/2022 (a)	18,000,000	17,996,872

Total U.S. Treasury Obligations
(Cost $57,994,070)		57,994,318

WARRANTS — 0.3%

	Number of Warrants
United Kingdom — 0.0%
Everarc Holdings, Expires 12/01/2022*	76,161	7,616

United States — 0.3%
PureCycle Technologies, Expires 03/20/2026*	93,268	478,465

Total Warrants
(Cost $941,134)		486,081

Total Investments - 93.4%		$151,366,201

(Cost $143,630,276)

2

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

PURCHASED OPTIONS — 0.0%(b)
	Contracts	Value
Total Purchased Options
(Cost $311,306)	193	$93,692

WRITTEN OPTIONS — (0.0)% (b)
	Contracts	Value
Total Written Options
(Cost $144,683)	(193)	$(19,500)

Other Assets & Liabilities, Net - 6.6%		$10,727,130

Net Assets - 100.0%		$162,093,331

The open option contracts held by the Fund at September 30, 2021, are as follows:

PURCHASED OPTIONS — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Options
GERMANY — 0.0%
Delivery Hero*	120	$160,941	$120	12/18/21	$71,030
Delivery Hero*	73	150,366	130	12/18/21	22,662

Total Purchased Options					$93,692

WRITTEN OPTIONS — (0.0)%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Value
Call Options
GERMANY — (0.0)%
Delivery Hero*	(120)	$(73,038)	$145	12/18/21	$(14,595)
Delivery Hero*	(73)	(71,645)	155	12/18/21	(4,905)

Total Written Options					$(19,500)

^ Represents amortized cost.

3

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

The open futures contracts held by the Fund at September 30, 2021, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Euro STOXX 50	50	Dec-2021	$2,448,721	$2,344,492	$(104,229)
FTSE 100 Index	18	Dec-2021	1,739,502	1,715,550	(23,952)
Nikkei 225 Index	38	Dec-2021	5,605,128	5,576,500	(28,628)
S&P 500 Index E-MINI	25	Dec-2021	5,528,962	5,372,188	(156,774)

			$15,322,313	$15,008,730	$(313,583)

The open forward currency contracts held by the Fund at September 30, 2021, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

JPMorgan Chase Bank	12/15/21	GBP	300,000	USD	415,545	$11,274

JPMorgan Chase Bank	12/15/21	EUR	1,013,000	USD	1,200,115	24,872

JPMorgan Chase Bank	12/15/21	USD	2,221,624	JPY	243,270,000	(34,350)

JPMorgan Chase Bank	12/15/21	JPY	1,170,590,000	USD	10,665,280	140,344

Morgan Stanley	12/15/21	CNY	10,800,000	USD	1,662,040	(2,703)

Morgan Stanley	12/15/21	HKD	23,201,000	USD	2,983,519	2,608

Morgan Stanley	12/15/21	JPY	86,700,000	USD	788,462	8,930

						$150,975

The open OTC swap contracts held by the Fund at September 30, 2021, are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Goldman Sachs	Airbus	EUR-EURIBOR-Telerate	4012250	Annually	05/27/2023	EUR	(3,221,060)	$ 651,178	$–	$ 651,178
Goldman Sachs	Airbus	EUR-EURIBOR-Telerate	4012250	Annually	03/31/2023	EUR	(50,322)	10,639	–	10,639
Goldman Sachs	Airbus	EUR-EURIBOR-Telerate	4012250	Annually	10/01/2023	EUR	(125,708)	(2,022)	–	(2,022)
Goldman Sachs	Airbus	EUR-EURIBOR-Telerate	4012250	Annually	07/27/2023	EUR	(682,429)	14,931	–	14,931
Goldman Sachs	Airbus	EUR-EURIBOR-Telerate	4012250	Annually	07/30/2023	EUR	(678,076)	(9,624)	–	(9,624)
Morgan Stanley	Clorox Company	189054109	FEDEF-1 Day	Annually	01/26/2023	USD	385,313	(10,660)	–	(10,660)
Morgan Stanley	CSI 500**	FEDEF-1 Day	CSIN0905	Annually	11/24/2021	USD	(1,531,603)	98,314	–	98,314
Goldman Sachs	Danone	EUR-EURIBOR-Telerate	B1Y9TB3	Annually	09/10/2023	EUR	416,629	4,208	–	4,208
Goldman Sachs	Danone	EUR-EURIBOR-Telerate	B1Y9TB3	Annually	09/10/2023	EUR	281,627	2,688	–	2,688
Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	02/01/2023	EUR	(106,999)	(13,913)	–	(13,913)
Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	03/17/2023	EUR	(121,033)	790	–	790
Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	03/02/2023	EUR	(65,130)	1,576	–	1,576
Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	05/27/2023	EUR	(1,050,843)	(408)	–	(408)

4

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	01/29/2023	EUR	(109,274)	$ (15,143)	$–	$ (15,143)
Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	05/06/2023	EUR	(361,116)	(43,435)	–	(43,435)
Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	01/28/2023	EUR	(66,632)	(8,990)	–	(8,990)
Goldman Sachs	Delivery Hero	EUR-EURIBOR-Telerate	BZCNB42	Annually	01/08/2023	EUR	(660)	(124)	–	(124)
JPMorgan Chase	Evolution	STIBOR-SEK-BBA	BJXSCH4	Annually	05/27/2023	SEK	(2,905,711)	(38,754)	–	(38,754)
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(131,047)	(3,301)	–	(3,301)
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	10/01/2023	GBP	(72,107)	(2,214)	–	(2,214)
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(131,913)	24,608	–	24,608
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	05/27/2023	GBP	(2,144,014)	239,138	–	239,138
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(95,488)	2,479	–	2,479
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	08/12/2023	GBP	(32,181)	3,914	–	3,914
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	06/02/2025	GBP	(159,880)	10,464	–	10,464
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	01/07/2023	GBP	(96,045)	(11,325)	–	(11,325)
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	04/08/2023	GBP	(67,467)	(4,073)	–	(4,073)
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	03/02/2023	GBP	(88,695)	2,336	–	2,336
Goldman Sachs	Flutter Entertainment	1-Month GBP-LIBOR-BBA	BWXC0Z1	Annually	03/16/2023	GBP	(102,807)	(18,262)	–	(18,262)
JPMorgan Chase	Glencore PLC	SONIA-GBP-BBA	B4T3BW6	Annually	10/01/2023	GBP	(48,464)	882	–	882
JPMorgan Chase	Glencore PLC	SONIA-GBP-BBA	B4T3BW6	Annually	09/28/2023	GBP	(145,704)	8,610	–	8,610
JPMorgan Chase	Glencore PLC	SONIA-GBP-BBA	B4T3BW6	Annually	06/02/2023	GBP	(282,582)	22,891	–	22,891
JPMorgan Chase	Glencore PLC	SONIA-GBP-BBA	B4T3BW6	Annually	05/27/2023	GBP	(1,160,557)	237,500	–	237,500
JPMorgan Chase	Glencore PLC	SONIA-GBP-BBA	B4T3BW6	Annually	05/10/2023	GBP	(201,885)	24,898	–	24,898
JPMorgan Chase	Glencore PLC	SONIA-GBP-BBA	B4T3BW6	Annually	05/11/2023	GBP	(41,123)	3,491	–	3,491
JPMorgan Chase	Glencore PLC	SONIA-GBP-BBA	B4T3BW6	Annually	05/12/2023	GBP	(102,858)	10,276	–	10,276
Bank of America	Hormel Foods Corp	440452100	1-Month LIBOR	Annually	01/29/2023	USD	50,618	7,199	–	7,199
Bank of America	Hormel Foods Corp	440452100	1-Month LIBOR	Annually	05/27/2023	USD	391,560	62,412	–	62,412
Bank of America	Hormel Foods Corp	440452100	1-Month LIBOR	Annually	01/13/2023	USD	272,317	18,117	–	18,117
Bank of America	Hormel Foods Corp	440452100	1-Month LIBOR	Annually	05/27/2023	USD	621,557	99,422	–	99,422
Bank of America	Kinnevik	BNKF607	1-Month STIBOR	Annually	06/18/2023	SEK	2,245,522	6,799	–	6,799
Bank of America	Kinnevik	BNKF607	1-Month STIBOR	Annually	06/24/2023	SEK	1,893,299	6,293	–	6,293
Bank of America	Kinnevik	BNKF607	1-Month STIBOR	Annually	06/24/2023	SEK	1,511,787	5,761	–	5,761

5

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

Total Return Swaps

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)

Bank of America	Kinnevik	BNKF607	1-Month STIBOR	Annually	08/17/2023	SEK	3,516,444	$50,659	$–	$50,659
Morgan Stanley	MSAIBNK1^^^	MSAIBNK1	1-Month LIBOR	Annually	09/28/2023	USD	(1,714,494)	(35,624)	–	(35,624)
Morgan Stanley	MSAIFINL ^^	MSAIFINL	1-Month LIBOR	Annually	09/24/2023	USD	(2,037,807)	(34,871)	–	(34,871)
Morgan Stanley	MSAIFINL ^^	MSAIFINL	1-Month LIBOR	Annually	08/13/2023	USD	(4,060,553)	(121,477)	–	(121,477)
Morgan Stanley	MSCI ACWI Index***	M1CXADB	3-Month USD LIBOR -17.5BPS	Annually	10/04/2022	USD	(6,687,922)	465,378	–	465,378
Bank of America	Packaging Corp	695156109	1-Month LIBOR	Annually	05/27/2023	USD	15,917	1,104	–	1,104
Bank of America	Packaging Corp	695156109	1-Month LIBOR	Annually	11/14/2022	USD	96,896	(6,242)	–	(6,242)
Bank of America	Porsche Automobile	1-Month EURIBOR	7101069	Annually	05/27/2023	EUR	(608,294)	(14,746)	–	(14,746)
Bank of America	Porsche Automobile	1-Month EURIBOR	7101069	Annually	03/19/2023	EUR	(97,567)	(5,205)	–	(5,205)
Bank of America	Porsche Automobile	1-Month EURIBOR	7101069	Annually	06/06/2022	EUR	(101,184)	79,701	–	79,701
Bank of America	Porsche Automobile	1-Month EURIBOR	7101069	Annually	11/18/2022	EUR	(47,544)	28,648	–	28,648
Morgan Stanley	Sentinelone Inc	81730H109	1-Month LIBOR	Annually	09/09/2023	USD	829,215	162,215	–	162,215
Morgan Stanley	Snap-On Inc	833034101	FEDEF-1 Day	Annually	10/11/2022	USD	405,135	24,846	–	24,846
Morgan Stanley	STXE 600 Banks ##	STXE 600 Banks	1-Month EURIBOR	Annually	09/28/2023	EUR	(1,427,497)	(4,527)	–	(4,527)
Bank of America	Volkswagen	5497168	1-Month EURIBOR	Annually	06/06/2022	EUR	118,808	(52,139)	–	(52,139)
Bank of America	Volkswagen	5497168	1-Month EURIBOR	Annually	05/27/2023	EUR	608,430	85,475	–	85,475
Bank of America	Volkswagen	5497168	1-Month EURIBOR	Annually	11/18/2022	EUR	50,987	(15,633)	–	(15,633)
Bank of America	Volkswagen	5497168	1-Month EURIBOR	Annually	03/19/2023	EUR	96,738	19,644	–	19,644
Bank of America	Wolfspeed Inc	Wolfspeed Inc.	1-Month LIBOR	Annually	06/21/2023	USD	403,874	44,061	–	44,061
Morgan Stanley	Wolfspeed Inc	Wolfspeed Inc.	1-Month LIBOR	Annually	09/13/2023	USD	329,652	28,529	–	28,529
Bank of America	Wolfspeed Inc	Wolfspeed Inc.	1-Month LIBOR	Annually	08/19/2023	USD	366,855	(9,589)	–	(9,589)

								$2,089,773	$–	$2,089,773

6

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

**The following tables represent the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2021:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
CSIN0905 Index
3,714,312,789	Xinjiang Tebian	$(21,526)	$1,382	$1,382	1.41%
571,745,927	Tinci Materials	(20,785)	1,334	1,334	1.36%
227,450,286	Hunan Jiuguijiu	(13,466)	864	864	0.88%
4,783,522,257	Gem Co., Ltd	(12,781)	820	820	0.83%
2,579,213,965	Baoan Enterprise	(11,822)	759	759	0.77%
1,024,435,591	Guoxuan High-Tech Co., Ltd	(11,627)	746	746	0.76%
836,646,968	Silan Microele	(11,415)	733	733	0.75%
287,555,039	Capchem Tech	(10,652)	684	684	0.70%
642,844,682	Jingsheng Mec&El	(9,886)	635	635	0.65%
1,101,666,483	Sunwoda Electron	(9,847)	632	632	0.64%
12,971,491,054	China Energy Engineering Cor	(9,362)	601	601	0.61%
1,139,606,460	Ningbo Shanshan	(9,344)	600	600	0.61%
4,052,419,668	Guanghui Energy Co Ltd-A	(8,406)	540	540	0.55%
1,601,271,726	Tongkun Group	(8,396)	539	539	0.55%
229,017,610	Ecovacs Robotics Co Ltd-A	(8,314)	534	534	0.54%
803,048,270	Szn Shandong Sinocera Functional Material Co	(7,897)	507	507	0.52%
521,333,086	Wuhan Linuo Industry	(7,772)	499	499	0.51%
2,143,655,065	Beijing Qianfeng Electronic Co	(7,536)	484	484	0.49%
7,170,288,912	Shandong Nanshan Aluminum-A	(7,488)	481	481	0.49%
671,335,598	Xingfa Chemical	(7,196)	462	462	0.47%
1,005,502,707	Huagong Tech	(7,019)	451	451	0.46%
1,292,752,717	Kuang-Chi Technologies Co Ltd	(6,939)	445	445	0.45%
7,368,573,316	Tongdu Copper	(6,885)	442	442	0.45%
1,611,730,164	Kibing Group	(6,675)	428	428	0.44%
1,876,923,934	Yunnan Aluminium	(6,652)	427	427	0.43%
574,712,395	Jereh Oilfield	(6,650)	427	427	0.43%
150,383,181	Hoshine Silicon Industry C-A	(6,451)	414	414	0.42%
688,018,980	Satellite Petro	(6,418)	412	412	0.42%
1,906,400,000	Western Mining	(6,406)	411	411	0.42%
2,192,003,019	Huatian Tech	(6,333)	407	407	0.41%
1,070,796,871	Liaoning Chengda	(6,321)	406	406	0.41%
2,443,788,235	Cn Chemical	(6,307)	405	405	0.41%
892,255,218	Yanzhou Coal	(6,182)	397	397	0.40%
1,942,412,395	Avic Electromechanical Sy-A	(6,146)	395	395	0.40%
3,313,025,482	Dabeinong Tech	(5,986)	384	384	0.39%
195,374,239	Sichuan Pharm	(5,937)	381	381	0.39%
1,707,085,843	Winning Health Technology Group Co Ltd	(5,928)	381	381	0.39%
1,228,616,947	Shenghe Resources A	(5,902)	379	379	0.39%
592,406,222	Westone Info Ind	(5,882)	378	378	0.38%
3,361,920,000	First Capital Securities Co Ltd	(5,817)	373	373	0.38%
975,464,356	Ming Yang Smart Energy Gro-A	(5,816)	373	373	0.38%
2,048,280,000	Shanxi Coking Coal Energy Grou	(5,806)	373	373	0.38%
407,410,124	Chongqing Sokon	(5,782)	371	371	0.38%
1,803,017,662	Xinjiang Zhongtai Chemical Co., Ltd	(5,774)	371	371	0.38%
135,000,000	Faratronic	(5,767)	370	370	0.38%
187,590,957	Ingenic Smcondct	(5,761)	370	370	0.38%
644,671,916	Apex Technology Co Ltd	(5,754)	369	369	0.38%
608,167,426	Sieyuan Electric Co Ltd	(5,750)	369	369	0.38%
850,154,382	By-Health Bio	(5,738)	368	368	0.37%
671,249,434	Sinoma Science	(5,679)	368	368	0.37%
539,942,934,134	other	(1,131,622)	72,633	72,633	73.86%

		$(1,531,603)	$98,314	$98,314	100.00%

7

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

^^^ The following tables represent the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2021:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MSAIBNK1 Index
10,976	Jpmorgan Chase & Co	$(131,152)	$(2,725)	$(2,725)	7.65%
39,858	Bank Of America	(123,510)	(2,566)	(2,566)	7.20%
8,135	Pnc Bank Corp	(116,178)	(2,414)	(2,414)	6.78%
2,393	Svb Financial Group	(112,999)	(2,348)	(2,348)	6.59%
23,403	Us Bancorp	(101,545)	(2,110)	(2,110)	5.92%
63,414	Regions Financial Corp	(98,646)	(2,050)	(2,050)	5.75%
22,524	Truist Financial Corp	(96,432)	(2,004)	(2,004)	5.62%
6,528	First Republic Bank/San Fran	(91,913)	(1,910)	(1,910)	5.36%
29,661	Fifth Thr Bncp	(91,891)	(1,909)	(1,909)	5.36%
17,390	Citigroup Inc	(89,089)	(1,851)	(1,851)	5.20%
25,331	Citizens Finanl	(86,871)	(1,805)	(1,805)	5.07%
52,918	Keycorp New	(83,516)	(1,735)	(1,735)	4.87%
22,875	Wells Fargo & Co	(77,497)	(1,610)	(1,610)	4.52%
12,435	Zions Bancorp Na	(56,179)	(1,167)	(1,167)	3.28%
8,893	Comerica Inc	(52,258)	(1,086)	(1,086)	3.05%
46,176	Huntgtn Bkshr	(52,112)	(1,083)	(1,083)	3.04%
4,326	M & T Bank Corp	(47,160)	(980)	(980)	2.75%
5,077	Popular Inc	(28,785)	(598)	(598)	1.68%
5,001	East West Bancp	(28,307)	(588)	(588)	1.65%
29,101	New York Community Bancorp	(27,340)	(568)	(568)	1.59%
21,171	First Horizon Corp	(25,175)	(523)	(523)	1.47%
2,386	Cullen Fst Bk	(20,660)	(429)	(429)	1.21%
3,747	Commerce Bancs	(19,060)	(396)	(396)	1.11%
4,926	Synovus Finan	(15,782)	(328)	(328)	0.92%
4,922	Bankunited Inc	(15,026)	(312)	(312)	0.88%
8,158	Assoc Banc-Cp	(12,756)	(265)	(265)	0.74%
13,024	Valley Natl Bncp	(12,655)	(264)	(264)	0.74%

		$(1,714,494)	$(35,624)	$(35,624)	100.00%

8

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

^^ The following tables represent the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2021:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MSAIFINL Index
12,513	Blackstone Inc	$(327,476)	$(8,396)	$(8,396)	5.37%
4,356	Nasdaq Inc	(189,138)	(4,849)	(4,849)	3.10%
2,358	Moody’S Corp	(188,363)	(4,829)	(4,829)	3.09%
2,198	Mastercard Incorporated	(171,908)	(4,407)	(4,407)	2.82%
2,677	Aon Plc	(172,089)	(4,412)	(4,412)	2.82%
14,470	Ally Financial Inc	(166,170)	(4,260)	(4,260)	2.72%
2,707	Ameriprise Financial	(160,834)	(4,123)	(4,123)	2.64%
4,681	Marsh & Mclennan	(159,455)	(4,088)	(4,088)	2.61%
4,213	Capital One Financial Corp	(153,502)	(3,935)	(3,935)	2.52%
3,065	Visa Inc-Class A Shares	(153,581)	(3,937)	(3,937)	2.52%
3,391	T Rowe Price Group Inc	(150,045)	(3,847)	(3,847)	2.46%
5,416	Discover Financial Services	(149,673)	(3,837)	(3,837)	2.45%
3,877	American Express Company	(146,109)	(3,746)	(3,746)	2.40%
736	Blackrock Inc	(138,852)	(3,560)	(3,560)	2.28%
5,304	Intercontinentalexchange Inc	(136,997)	(3,512)	(3,512)	2.25%
1,607	Goldman Sachs	(136,657)	(3,504)	(3,504)	2.24%
3,522	Jpmorgan Chase & Co	(129,688)	(3,325)	(3,325)	2.13%
6,348	Progress Corp Oh	(129,076)	(3,309)	(3,309)	2.12%
11,592	Synchrony Fin	(127,461)	(3,268)	(3,268)	2.09%
12,789	Bank Of America	(122,125)	(3,131)	(3,131)	2.00%
2,609	Pnc Bank Corp	(114,821)	(2,944)	(2,944)	1.88%
6,891	Charles Schwab	(112,912)	(2,895)	(2,895)	1.85%
3,928	Allstate Cp	(112,492)	(2,884)	(2,884)	1.84%
7,066	Hartford Finl Svcs	(111,663)	(2,863)	(2,863)	1.83%
7,992	Metlife Inc	(110,979)	(2,845)	(2,845)	1.82%
2,807	Chubb Ltd	(109,542)	(2,808)	(2,808)	1.80%
11,350	Fifth Thr Bncp	(108,358)	(2,778)	(2,778)	1.78%
2,450	Cme Group Inc	(106,578)	(2,732)	(2,732)	1.75%
7,510	Us Bancorp	(100,417)	(2,574)	(2,574)	1.65%
8,418	Aflac Inc	(98,716)	(2,531)	(2,531)	1.62%
2,894	The Travelers Cos Inc	(98,960)	(2,537)	(2,537)	1.62%
20,347	Regions Financial Corp	(97,538)	(2,501)	(2,501)	1.60%
6,953	Zions Bancorp Na	(96,801)	(2,482)	(2,482)	1.59%
9,115	Citizens Finanl	(96,329)	(2,470)	(2,470)	1.58%
7,228	Truist Financial Corp	(95,362)	(2,445)	(2,445)	1.56%
6,381	Principal Financial Group	(92,441)	(2,370)	(2,370)	1.52%
18,837	Keycorp New	(91,613)	(2,349)	(2,349)	1.50%
19,952	The Western Union Company	(90,752)	(2,327)	(2,327)	1.49%
25,489	Huntgtn Bkshr	(88,644)	(2,273)	(2,273)	1.45%
5,579	Citigroup Inc	(88,076)	(2,258)	(2,258)	1.44%
3,590	Northern Trust	(87,065)	(2,232)	(2,232)	1.43%
3,588	Prudential Financial	(84,910)	(2,177)	(2,177)	1.39%
6,859	Amer Intl Group	(84,692)	(2,171)	(2,171)	1.39%
5,401	Lincoln Natl Cp	(83,529)	(2,141)	(2,141)	1.37%
6,987	Bank Of New York Mellon	(81,479)	(2,089)	(2,089)	1.34%
7,340	Wells Fargo & Co	(76,630)	(1,965)	(1,965)	1.26%
7,453	Brighthouse Financial Inc	(75,831)	(1,944)	(1,944)	1.24%
11,244	Franklin Res	(75,172)	(1,927)	(1,927)	1.23%
3,847	State Street Corp	(73,316)	(1,880)	(1,880)	1.20%
4,013	Comerica Inc	(72,670)	(1,863)	(1,863)	1.19%
13068	other	(70,873)	(1,818)	(1,818)	1.16%

		$(6,098,360)	$(156,348)	$(156,348)	100.00%

9

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

*** The following tables represent the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2021:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation	Fair Value	Percentage of Basket
M1CXADB Index
6,833,059,718	Natl Bank Kuwait Stk	$(376,790)	$26,219	$26,219	5.63%
1,549,090,265	Astrazeneca PLC	(326,257)	22,703	22,703	4.88%
2,619,948,500	Unilever PLC	(246,699)	17,167	17,167	3.69%
4,642,853,512	Kuwait Fin House Stk	(220,825)	15,366	15,366	3.30%
2,338,623,276	Diageo PPLC	(198,271)	13,797	13,797	2.96%
20,426,038,216	Hsbc Holdings PLC	(187,317)	13,034	13,034	2.80%
5,031,444,276	Glaxosmithkline PLC	(166,038)	11,554	11,554	2.48%
20,242,824,246	BP PLC	(161,959)	11,270	11,270	2.42%
4,101,239,499	Royal Dutch Shell PLC-A Shs	(159,583)	11,105	11,105	2.39%
3,706,183,836	Royal Dutch Shell PLC-B Shs	(143,740)	10,002	10,002	2.15%
2,179,885,444	British American Tobacco PLC	(133,459)	9,287	9,287	2.00%
1,122,980,290	Rio Tinto PLC	(129,729)	9,027	9,027	1.94%
713,358,418	Reckitt Benckiser Group PLC	(97,780)	6,804	6,804	1.46%
1,933,168,647	Relx PLC	(97,583)	6,790	6,790	1.46%
2,112,071,796	Bhp Group PLC	(93,763)	6,524	6,524	1.40%
2,615,609,158	Prudential PLC	(89,476)	6,226	6,226	1.34%
9,993,234,406	Glencore PLC	(82,668)	5,752	5,752	1.24%
1,294,962,176	Anglo American PLC	(79,845)	5,556	5,556	1.19%
70,962,362,830	Lloyds Banking Group PLC	(77,697)	5,407	5,407	1.16%
16,993,429,021	Barclays PLC	(75,752)	5,271	5,271	1.13%
2,163,529,455	Mobile Tel Stk	(74,986)	5,218	5,218	1.12%
27,961,673,978	Vodafone Group PLC	(74,484)	5,183	5,183	1.11%
3,555,200,200	National Grid PLC	(73,941)	5,145	5,145	1.11%
1,226,558,936	Agility	(69,906)	4,864	4,864	1.05%
923,242,245	Experian PLC	(67,485)	4,696	4,696	1.01%
1,783,988,385	Compass Group PLC	(63,922)	4,448	4,448	0.96%
217,755,529	Naspers-N-	(62,968)	4,382	4,382	0.94%
448,816,948	Ashtead Group PLC	(59,578)	4,146	4,146	0.89%
328,938,076	London Stock Exchange Group	(57,616)	4,009	4,009	0.86%
223,310,204	Ferguson PLC	(54,261)	3,776	3,776	0.81%
1,112,894,161	Boubyan Bank	(49,455)	3,441	3,441	0.74%
7,731,707,820	Tesco PLC	(46,045)	3,204	3,204	0.69%
3,227,753,346	Bae Systems PLC	(42,892)	2,985	2,985	0.64%
16,687,631,000	Apple Inc	(41,218)	2,868	2,868	0.62%
5,967,625,491	Legal & General Group PLC	(39,440)	2,744	2,744	0.59%
1,043,106,591	Sse PLC	(38,528)	2,681	2,681	0.58%
5,048,539,201	Firstrand	(37,782)	2,629	2,629	0.56%
3,929,319,641	Aviva PLC	(36,574)	2,545	2,545	0.55%
7,154,995,823	Microsoft Corporation	(35,211)	2,450	2,450	0.53%
946,408,101	Imperial Brands PLC	(34,678)	2,413	2,413	0.52%
1,200,165,181	Segro PLC	(33,720)	2,346	2,346	0.50%
8,926,011,054	Bt Group PLC	(33,536)	2,334	2,334	0.50%
63,121,441	Nice Ltd	(30,710)	2,137	2,137	0.46%
5,788,361,499	Natwest Group PLC	(30,607)	2,130	2,130	0.46%
973,174,097	3I Group PLC	(29,321)	2,040	2,040	0.44%
585,399,134	Entain PLC	(29,316)	2,040	2,040	0.44%
1,204,198,150	Wpp PLC	(28,326)	1,971	1,971	0.42%
139,518,681	Croda International PLC	(28,026)	1,950	1,950	0.42%
1,695,842,782	Mtn	(27,810)	1,935	1,935	0.42%
8,367,596,989	Rolls-Royce Holdings PLC	(27,570)	1,918	1,918	0.41%
6,805,226,733,346	other	(2,182,779)	151,889	151,889	32.63%

		$(6,687,922)	$465,378	$465,378	100.00%

10

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

## The following tables represent the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps at September 30, 2021:

Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
SX7P Index
20,751	HSBC Holdings PLC	$(176,925.00)	$(561.00)	$(561.00)	12.39%
1,153	BNP Paribas SA	(120,126)	(381)	(381)	8.42%
17,341	Banco Santander SA	(102,194)	(324)	(324)	7.16%
3,904	ING Groep NV	(92,192)	(292)	(292)	6.46%
18,241	Intesa Sanpaolo SpA	(84,092)	(267)	(267)	5.89%
3,569	Nordea Bank Abp	(75,393)	(239)	(239)	5.28%
70,979	Lloyds Banking Group PLC	(72,253)	(229)	(229)	5.06%
6,668	Banco Bilbao Vizcaya Argentaria SA	(71,626)	(227)	(227)	5.02%
15,910	Barclays PLC	(65,936)	(209)	(209)	4.62%
2,244	UniCredit SpA	(48,478)	(154)	(154)	3.40%
853	Societe Generale SA	(43,605)	(138)	(138)	3.05%
2,067	Deutsche Bank AG	(42,864)	(136)	(136)	3.00%
1,603	Skandinaviska Enskilda Banken AB	(36,791)	(117)	(117)	2.58%
250	KBC Group NV	(36,600)	(116)	(116)	2.56%
893	DNB Bank ASA	(33,124)	(105)	(105)	2.32%
1,365	Credit Agricole SA	(30,641)	(97)	(97)	2.15%
927	Swedbank AB	(30,434)	(97)	(97)	2.13%
1,528	Svenska Handelsbanken AB	(27,830)	(88)	(88)	1.95%
5,372	NatWest Group PLC	(26,406)	(84)	(84)	1.85%
2,588	Standard Chartered PLC	(24,665)	(78)	(78)	1.73%
4,342	CaixaBank SA	(21,898)	(69)	(69)	1.54%
296	Erste Group Bank AG	(21,156)	(67)	(67)	1.48%
679	Danske Bank A/S	(18,593)	(59)	(59)	1.30%
610	FinecoBank Banca Fineco SpA	(17,957)	(57)	(57)	1.26%
882	Powszechna Kasa Oszczednosci Bank Polski	(15,189)	(48)	(48)	1.06%
471	ABN AMRO Bank NV	(11,020)	(35)	(35)	0.77%
994	Commerzbank AG	(10,751)	(34)	(34)	0.75%
939	Bank of Ireland Group PLC	(9,010)	(29)	(29)	0.63%
1,515	Banco BPM SpA	(7,735)	(25)	(25)	0.54%
5,627	Banco de Sabadell SA	(7,672)	(24)	(24)	0.54%
176	Bank Polska Kasa Opieki SA	(7,409)	(23)	(23)	0.52%
70	BAWAG Group AG	(7,209)	(23)	(23)	0.51%
124	Avanza Bank Holding AB	(7,093)	(22)	(22)	0.50%
643	Bankinter SA	(6,120)	(19)	(19)	0.43%
135	Raiffeisen Bank International AG	(5,774)	(19)	(19)	0.40%
1,252	Virgin Money UK PLC	(5,593)	(18)	(18)	0.39%
152	Close Brothers Group PLC	(5,143)	(17)	(17)	0.36%

		$(1,427,497)	$(4,527)	$(4,527)	100.00%

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.
(b)	Refer to table below for details on options contracts.

BBA — British Bankers Association

Cl — Class

CNY — Chinese Yen

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound Sterling

11

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE ENDEAVOUR
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

PLC — Public Limited Company

S&P — Standard and Poor’s

SEK — Swedish Krona

SONIA — Sterling Overnight Interbank Average Rate

STIBOR — Stockholm Interbank Offered Rate

USD — United States Dollar

The following table summarizes the inputs used as of September 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$92,885,802	$–	$–	$92,885,802
U.S. Treasury Obligations	–	57,994,318	–	57,994,318
Warrants	–	486,081	–	486,081

Total Investments in Securities	$92,885,802	$58,480,399	$–	$151,366,201

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$93,692	$–	$–	$93,692
Written Options	(19,500)	–	–	(19,500)
Futures Contracts*
Unrealized Depreciation	(313,583)	–	–	(313,583)
Forwards Contracts*
Unrealized Appreciation	–	188,028	–	188,028
Unrealized Depreciation	–	(37,053)	–	(37,053)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,572,074	–	2,572,074
Unrealized Depreciation	–	(482,301)	–	(482,301)

Total Other Financial Instruments	$(239,391)	$2,240,748	$–	$2,001,357

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-001-0600

12

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 84.7%
	Shares	Value
Canada — 5.4%
Lightspeed Commerce *	313,269	$30,228,752

Israel — 6.1%
Kornit Digital *	237,084	34,315,538

United States — 73.2%
Communication Services — 2.2%
New York Times, Cl A	248,637	12,250,345

Consumer Discretionary — 29.4%
Boot Barn Holdings *	246,047	21,866,197
Lindblad Expeditions Holdings *	1,214,814	17,724,136
Malibu Boats, Cl A *	268,116	18,762,758
Mister Car Wash *	968,780	17,680,235
OneSpaWorld Holdings *	1,108,506	11,051,805
Revolve Group, Cl A *	382,288	23,613,930
RH *	22,318	14,884,097
Skyline Champion *	401,644	24,122,739
Vail Resorts	48,965	16,356,758

		166,062,655

Industrials — 25.1%
AAR *	592,057	19,200,408
Astec Industries	359,431	19,340,982
Atkore *	396,880	34,496,810
AZEK, Cl A *	643,021	23,489,557
Driven Brands Holdings *	962,485	27,806,192
EnPro Industries	195,823	17,060,100

		141,394,049

Information Technology — 13.8%
DoubleVerify Holdings *	602,946	20,596,635
Olo, Cl A *	787,525	23,649,376
Sprout Social, Cl A *	277,234	33,808,686

		78,054,697

Materials — 2.7%
Ingevity *	213,659	15,248,843

		413,010,589

Total Common Stock (Cost $340,232,635)		477,554,879

1

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

U.S. TREASURY OBLIGATIONS — 14.5%
	Face Amount	Value
U.S. Treasury Bills 0.03%, 2/17/2022 (a)	$30,000,000	$29,994,788
0.04%, 12/16/2021 (a)	52,000,000	51,996,679

Total U.S. Treasury Obligations (Cost $81,990,919)		81,991,467

Total Investments - 99.2%		$559,546,346

(Cost $422,223,554)
Other Assets & Liabilities, Net - 0.8%		$4,379,479

Net Assets - 100.0%		$563,925,825

The future contracts held by the Fund at September 30, 2021, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Russell 2000 Index E-MINI	473	Dec-2021	$52,565,826	$52,048,920	$(516,906)

The open forwards contracts held by the Fund at September 30, 2021, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

JPMorgan Chase Bank	12/15/21	USD	6,887,354	CAD	8,740,000	$12,890

JPMorgan Chase Bank	12/15/21	CAD	48,480,000	USD	38,370,285	95,251

Morgan Stanley	12/15/21	USD	5,848,125	CAD	7,400,000	(5,813)

Morgan Stanley	12/15/21	CAD	9,000,000	USD	7,129,495	23,981

						$126,309

The open OTC swap contracts held by the Fund at September 30, 2021, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Bank of America	Liveperson Inc	1-Month LIBOR	LIVEPERSON INC	Annually	03/04/2023	USD	130,475	$4,676	$–	$4,676
Bank of America	Liveperson Inc	1-Month LIBOR	LIVEPERSON INC	Annually	03/05/2023	USD	1,022,639	(61,569)	–	(61,569)
Bank of America	Liveperson Inc	1-Month LIBOR	LIVEPERSON INC	Annually	03/10/2023	USD	979,860	(85,308)	–	(85,308)
Bank of America	Liveperson Inc	1-Month LIBOR	LIVEPERSON INC	Annually	03/19/2023	USD	821,890	(69,965)	–	(69,965)
Bank of America	Liveperson Inc	-Month LIBOR	LIVEPERSON INC	Annually	04/12/2023	USD	1,029,969	(48,462)	–	(48,462)
Bank of America	Liveperson Inc	1-Month LIBOR	LIVEPERSON INC	Annually	05/14/2023	USD	1,623,246	(305,244)	–	(305,244)
Bank of America	Liveperson Inc	1-Month LIBOR	LIVEPERSON INC	Annually	05/06/2023	USD	1,044,223	(104,005)	–	(104,005)
Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	SPROUTS FARMERS MARKET INC	Annually	05/14/2023	USD	878,654	95,415	–	95,415
Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	SPROUTS FARMERS MARKET INC	Annually	05/10/2023	USD	1,030,059	94,570	–	94,570

2

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	SPROUTS FARMERS MARKET INC	Annually	05/10/2023	USD	618,949	$66,646	$–	$66,646
Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	SPROUTS FARMERS MARKET INC	Annually	04/14/2023	USD	44,080	7,008	–	7,008
Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	SPROUTS FARMERS MARKET INC	Annually	04/14/2023	USD	155,115	25,363	–	25,363
Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	SPROUTS FARMERS MARKET INC	Annually	04/13/2023	USD	97,200	13,232	–	13,232
Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	SPROUTS FARMERS MARKET INC	Annually	04/15/2023	USD	203,626	26,213	–	26,213
Morgan Stanley	Sprouts Farmers Market	1-Month LIBOR	SPROUTS FARMERS MARKET INC	Annually	06/08/2023	USD	1,339,224	216,221	–	216,221
Morgan Stanley	Yeti Holdings	YETI HOLDINGS INC	1-Month LIBOR	Annually	05/14/2023	USD	(4,701,970)	75,762	–	75,762
Morgan Stanley	Yeti Holdings	YETI HOLDINGS INC	1-Month LIBOR	Annually	04/12/2023	USD	(2,061,453)	200,849	–	200,849
Morgan Stanley	Yeti Holdings	YETI HOLDINGS INC	1-Month LIBOR	Annually	03/12/2023	USD	(14,110,500)	3,157,834	–	3,157,834

								$3,309,236	$ –	$ 3,309,236

*	Non-income producing security.
(a)	Rate shown represents the effective yield to maturity at date of purchase.

CAD — Canadian Dollar

Cl — Class

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following table summarizes the inputs used as of September 30, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$477,554,879	$–	$–	$477,554,879
U.S. Treasury Obligations	–	81,991,467	–	81,991,467

Total Investments in Securities	$477,554,879	$81,991,467	$–	$559,546,346

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(516,906)	–	–	(516,906)
Forwards Contracts*
Unrealized Appreciation	–	132,122	–	132,122
Unrealized Depreciation	–	(5,813)	–	(5,813)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	3,983,789	–	3,983,789
Unrealized Depreciation	–	(674,553)	–	(674,553)

Total Other Financial Instruments	$(516,906)	$3,435,545	$–	$2,918,639

3

THE ADVISORS’ INNER CIRCLE FUND III	APERTURE DISCOVER
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

*Forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended September 30, 2021, there have been no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

API-QH-003-0400

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